Lease - Summary of Operating Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	¥ 28,261
2023	26,639
2024	34,196
2025	35,268
2026	37,400
Thereafter	173,102
Total operating lease payments (undiscounted)	334,866
Less: Imputed interest	(70,797)
Total operating lease liabilities (discounted)	¥ 264,069	¥ 264,869	¥ 5,504